ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2022
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Business Operations

Titan Trucking, LLC (the “Company”) was incorporated in the State of Michigan on January 26, 2017. The Company was formed as a limited liability company. The registered business address is located at 51512 Industrial Drive, New Baltimore, Michigan 48047.

The Company is engaged in the full-service solution of waste management. The Company offers a comprehensive package of waste reduction, collection, recycling, and technology-enabled solutions to support customer demand.

Senior Trucking, LLC (“Senior’) was established on March 14, 2017 with 100% ownership by the single member of Titan Trucking, LLC (“Titan”). Senior was formally acquired by Titan on April 5, 2020. Senior has operated exclusively under the management and assets of Titan since inception.

Going Concern

The Company’s consolidated financial statements as of December 31, 2022 and 2021, are prepared using accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplates continuation of the Company as a going concern. This contemplates the realization of assets and liquidation of liabilities in the ordinary course of business.

For the year ended December 31, 2022, the Company had a net loss of $658,663 ($588,050 in 2021). The working capital of the Company had a deficit of $1,106,879 for the year ended December 31, 2022 (deficit of $4,435,427 in 2021). Additionally, the Company used cash of $312,264 related to its operating activities during the year ended December 31, 2022. The Company had a cash balance of $26,650 as of December 31, 2022. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the financial statements are issued. The Company continues to shrink its working capital deficit year-over-year and has been able to continually meet the working capital needs of the business as they come due.

Management’s plans include raising capital through issuances of equity and debt securities and minimizing operating expenses of the business to improve the Company’s cash burn rate, in conjunction with the TraqIQ reverse-merger (Note 13). The combined companies, subsequent to the reverse merger, have been successful in attracting substantial capital from investors interested in the current public status of the Company, which has been used to support its ongoing cash outlays. In the second half of the year ended 2023, TraqIQ, its new legal parent company, obtained approximately $1 million in cash from private investors and believes, but cannot guarantee, it will continue to be able to attract capital from outside sources as it pursues a move to a national exchange. The Company has engaged a qualified investment bank to assist in its uplifting and simultaneous raise of capital. Additionally, the Company’s revenues continue to grow, and management expects the Company to shrink its net losses over the upcoming quarters through organic and acquisitive growth.

TITAN TRUCKING, LLC AND SUBSIDIARY

A LIMITED LIABILITY COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021